Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue	$ 5,585	$ 5,492	$ 6,875
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,308	1,493	1,833
PC-Based Online Sports Games
Revenue from External Customer [Line Items]
Revenue	3,395	2,376	2,730
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	801	1,522	2,270
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 81	$ 101	$ 42